Leases (Details) - Schedule of Approximate Minimum Annual Rental Commitments Under Non-Cancellable Leases - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule of Approximate Minimum Annual Rental Commitments Under Non-Cancellable Leases [Abstract]
2023 (remaining)	$ 81,000
2023 (remaining)	400,934
2023 (remaining)	481,934,000,000
2024	324,000	$ 525,718
2024	801,869	851,792
2024	1,125,869,000,000
2025	243,000	523,722
2025	133,645	801,869
2025	376,645,000,000
Total lease payments	648,000	2,823,070
Total lease payments	1,336,448	1,785,205
Total lease payments	1,984,448,000,000
Less: Imputed interest	24,910
Less: Imputed interest	34,452	57,552
Less: Imputed interest	59,362,000,000	285,493
Present value of lease liabilities	623,090	2,537,577
Present value of lease liabilities	1,301,996	$ 1,727,653
Present value of lease liabilities	$ 1,925,086,000,000